Share based payments - Fair value assumptions options (Details)	6 Months Ended
Jun. 30, 2022 yr £ / shares
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (GBP per share)	£ 0.0005
Expected life | yr	6.0
Expected volatility	91.00%
Risk-free rate	1.55%
Expected dividend rate	0.00%
Fair value (GBP per share)	£ 10.94
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (GBP per share)	£ 0.0005
Expected life | yr	2.6
Expected volatility	93.10%
Risk-free rate	2.60%
Expected dividend rate	0.00%
Fair value (GBP per share)	£ 9.33